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May 3, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT")
       RiverSource(R) Innovations Select Variable Annuity
       RiverSource(R) Endeavor Select Variable Annuity
       RiverSource(R) Innovations Variable Annuity
       RiverSource(R) Innovations Classic Select Variable Annuity
       RiverSource(R) Innovations Classic Variable Annuity
       RiverSource(R) New Solutions Variable Annuity
       Evergreen Essential(SM) Variable Annuity
       Evergreen New Solutions Select Variable Annuity
       Evergreen New Solutions Variable Annuity
       Wells Fargo Advantage(R) Select Variable Annuity
    FILE NOS. 333-139763 AND 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary